Taxation - Schedule of Reconciliation of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliation of Income Taxes [Abstract]
Profit/(Loss) before tax	¥ 50,457	$ 7,214	¥ (41,298)	¥ 49,016
Tax at the statutory tax rate (25%)	12,614	1,804	(10,325)	12,254
Impact of preferential tax rates	(756)	(108)	13,190	1,836
Non-taxable income	(6,910)	(988)	(822)	(8,912)
Non-deductible expense	5,127	733	605	622
Research and development super-deduction	(4,217)	(603)	(2,504)	(12,254)
Loss from equity investment			13,244
Change of valuation allowance	1,889	270	(2,298)	(23,802)
Total income tax expense/(benefit)	¥ 7,747	$ 1,108	¥ 11,090	¥ (30,256)